Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	989,824	989,824	1,341,236	1,341,236
US$	344,450	2,247,500	66,204	422,096
SGD	11,131	54,892	5,642	26,617
Others (i)	N/A	1,357	N/A	835

Total		3,293,573		1,790,784

(i)	As of December 31, 2020 and 2021, the other currencies consist of Hong Kong Dollar, Brazilian Real and Thai Baht.